FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21164

TCW Premier Funds

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices)

Philip K. Holl, Secretary, 865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of Fiscal year-end: 12/31/2004

Date of reporting period: 7/1/2003 - 6/30/2004

Item 1.	Proxy Voting Record

TCW Premier Funds (“Fund”) held no portfolio securities with voting rights. The Fund was invested solely in cash.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TCW Premier Funds (Registrant)

By	/s/ PHILIP K. HOLL	Secretary
(Signature & Title)

Date July 5, 2005